Note 7 - Warrants (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) yr $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)
Derivative Liability, Noncurrent	$ 1,040,305		$ 1,963,785
Gain (Loss) on Derivative Instruments, Net, Pretax, Total	923,480
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input			0.0036
Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input			5
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input			0.566
Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input			11.5
Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input			8.75
Private Warrants [Member]
Derivative Liability, Noncurrent	1,040,305
Gain (Loss) on Derivative Instruments, Net, Pretax, Total	$ 923,480
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.0083
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input | yr	4.71
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	0.609
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	11.5
Private Warrants [Member] | Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input	5.74
Public Warrants [Member]
Class of Warrant or Right, Outstanding (in shares) | shares	6,325,000		6,325,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 11.50		$ 11.50
Class of Warrant or Right, Redemption Price Per Share (in dollars per share) | $ / shares	0.01		0.01
Threshold Closing Price for Specified Number of Trading Days (in dollars per share) | $ / shares	$ 21		$ 21
Threshold Trading Days for Sale of Shares (Day)	20 days		20 days
Threshold Consecutive Trading Days for Sale of Shares (Day)	30 days		30 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	126,268		126,268
Warrants and Rights Outstanding				$ 1,279,182
Private Warrants [Member]
Class of Warrant or Right, Outstanding (in shares) | shares	556,313		556,313